Exhibit 99.06

Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category
OBX2022INV400821	263_105_15279	15279	Credit		Missing HMDA Data Tape	The HMDA Data required to complete the HMDA Data Review was not provided. Lender to provide HMDA Data. Additional conditions may apply		(2022-02-01) The HMDA data tape was provided, condition cleared.	UW Guides require 9.15 months reserves, loan qualified with 62.39 months reserves.; UW guides maximum DTI of 34.77%, loan qualified with DTI of 33.07%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
OBX2022INV400859	263_108_15279	15279	Credit		Missing HMDA Data Tape	The HMDA Data required to complete the HMDA Data Review was not provided. Lender to provide HMDA Data. Additional conditions may apply		(2022-02-10) The HMDA data tape was provided. Condition cleared.	UW Guides require 7.45 months reserves, loan qualified with 459.24 months reserves.; Primary borrower has 18.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
OBX2022INV400859	263_108_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score not used for secondary valuation, CDA Not Required, Unknown, Field Review not required		(2022-02-11) Finding not applicable, rescinded.	UW Guides require 7.45 months reserves, loan qualified with 459.24 months reserves.; Primary borrower has 18.00 years in field.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes
OBX2022INV400822	263_106_16502	16502	Property		Missing CDA Report per Lender Guidelines	The Lender's guidelines require a Collateral Desktop Analysis (CDA) for 1 unit properties. A CDA report was not provided. The AVM returned a value of $XXX,XXX.XX, a variance of -$XX,XXX.XX or XX.XX% which exceeds the maximum tolerance of 10%+/- allowed per guidelines. Additionally, confidence score is 76 which is below the minimum 80 required. This is informational only. Audit vendor to order CDA report. Additional conditions may apply.		(2022-02-07) CDA value supports original appraised value. Condition cleared.	UW Guides require 11.12 months reserves, loan qualified with 32.13 months reserves.; Primary borrower has 8.92 years in field. ; Borrower has 8.92 years self employed.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
OBX2022INV400822	263_106_1541	1541	Credit		Missing asset documentation - liquid assets	Lender's guidelines require 1 months' bank statements, investor portfolio statements, 401K or other retirement account statements. There are insufficient asset statements for the following accounts: Form : Liquid Assets FHLMC temporary COVID-19 guidelines require 3 months bank statements no older than the latest 3 months represented on the Profit & Loss. The Profit & Loss for S-Corp #2 is for the period ending XX/XX/XXXX. The loan file contains business bank statements from XX/XXXX to XX/XXXX. Missing XX/XXXX business bank statement as required per guidelines.		(2022-02-03) Lender provided XX/XXXX bank statement for S-Corp#2 - loan file now has 3 months business bank statements representing the last 3 months reflected on the Profit & Loss. Condition cleared.	UW Guides require 11.12 months reserves, loan qualified with 32.13 months reserves.; Primary borrower has 8.92 years in field. ; Borrower has 8.92 years self employed.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
OBX2022INV400822	263_106_8735	8735	Credit		Missing Evidence of HOA Dues for REO2	Missing Evidence of HOA Dues for REO2 Missing Evidence of HOA dues for REO 3A on CoBorrower's final 1003.		(2022-02-03) Documentation of HOA dues was provided. Condition cleared.	UW Guides require 11.12 months reserves, loan qualified with 32.13 months reserves.; Primary borrower has 8.92 years in field. ; Borrower has 8.92 years self employed.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
OBX2022INV400822	263_106_15279	15279	Credit		Missing HMDA Data Tape	The HMDA Data required to complete the HMDA Data Review was not provided. Lender to provide HMDA Data. Additional conditions may apply		(2022-02-02) The HMDA data tape was provided. Condition cleared.	UW Guides require 11.12 months reserves, loan qualified with 32.13 months reserves.; Primary borrower has 8.92 years in field. ; Borrower has 8.92 years self employed.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
OBX2022INV400822	263_106_1411	1411	Credit	Missing YTD Profit & Loss for S-Corporation 1 (Borrower 1)	Borrower 1 is self-employed and the YTD Profit & Loss is either missing or not executed for the S-Corporation listed in position B1_SC1_ID_On_Application on the application. Profit & Loss in File: No

The Profit & Loss for S-Corp#1 is for the period ending XX/XX/XXXX.  Per FHLMC temporary COVID-19 requirements, the YTD Profit & Loss statement must cover the most recent month preceding the application date and be dated no more than 60 calendar days prior to the Note date. The Profit & Loss is dated more than 60 days as of Note date and does not include the month prior to the application date of XX/XX/XXXX.

Additional conditions may apply, including but not limited to additional business bank statements to support the Profit & Loss.  Guidelines require 3 months bank statements no older than the latest 3 months on the P&L statement.
								(2022-02-04) Profit & Loss signed and dated prior to closing was provided. Condition cleared. (2022-02-03) Lender provided the Profit & Loss for period ending XX/XX/XXXX and 3 months bank statements for period XX/XXXX - XX/XXXX. The Profit & Loss was signed/obtained on XX/XX/XXXX which is after the closing date. All income qualifying documents must be obtained prior to or at closing. Condition retained.	UW Guides require 11.12 months reserves, loan qualified with 32.13 months reserves.; Primary borrower has 8.92 years in field. ; Borrower has 8.92 years self employed.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
OBX2022INV400864	263_111_10749	10749	Credit		Fraud Alert not verified - Borrower 1	The Third Party Fraud Report reflects a fraud alert. The loan file does not contain evidence the lender addressed the alert. Red Flag 1 Appraisal Company on Freddie Mac Exclusionary list Red Flag 2 ___ Red Flag 3 ___ Red Flag 4 ___ The Processor Certification did not specifically address positive hit for appraiser company name. Provide searches and how lender cleared the alert.		(2022-02-25) Lender provided Processor Certification re: FMEL no match. Additionally, LoanSafe Fraud Manager report reflects a different name and address than appraiser on subject loan. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 16.80 months reserves, loan qualified with 72.38 months reserves.; Primary borrower has 10.83 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
OBX2022INV400864	263_111_10750	10750	Credit		Fraud Alert not verified - Borrower 2	The Third Party Fraud Report reflects a fraud alert. The loan file does not contain evidence the lender addressed the alert. Red Flag 1 Appraisal Company on Freddie Mac Exclusionary List Red Flag 2 ___ Red Flag 3 ___ Red Flag 4 ___ The Processor Certification did not specifically address positive hit for appraiser company name. Provide searches and how lender cleared the alert.		(2022-02-25) Lender provided Processor Certification re: FMEL no match. Additionally, LoanSafe Fraud Manager report reflects a different name and address than appraiser on subject loan. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 16.80 months reserves, loan qualified with 72.38 months reserves.; Primary borrower has 10.83 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
OBX2022INV400864	263_111_15279	15279	Credit		Missing HMDA Data Tape	The HMDA Data required to complete the HMDA Data Review was not provided. Lender to provide HMDA Data. Additional conditions may apply		(2022-02-24) The HMDA data tape was provided. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 16.80 months reserves, loan qualified with 72.38 months reserves.; Primary borrower has 10.83 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
OBX2022INV400863	263_110_19673	19673	Property	Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, No valid secondary origination product, CU Score not used for secondary valuation, AVM value exceeds max tolerance, BPO not required, No CDA/Desk Review in file, Field Review not required, 2055 not required.

Overall Secondary Valuation Status: No valid secondary product

The AVM value of $XXX,XXX.XX has a variance of -$XX,XXX.XX (or XX.XX%) from the original appraised value which exceeds the 10% allowable tolerance.  A CDA report is required.  This is informational only.  Audit vendor to order.  Additional conditions may apply.
								(2022-02-25) The CDA value supports original appraised value. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 15.52 months reserves, loan qualified with 50.27 months reserves.; Primary borrower has 10.08 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
OBX2022INV400863	263_110_10749	10749	Credit		Fraud Alert not verified - Borrower 1	The Third Party Fraud Report reflects a fraud alert. The loan file does not contain evidence the lender addressed the alert. Red Flag 1 Appraiser on Freddie Mac Exclusionary List Red Flag 2 ___ Red Flag 3 ___ Red Flag 4 ___ The Processor Certification did not specifically address positive hit for appraiser company name. Provide searches and how lender cleared the alert.		(2022-02-25) Lender provided Processor Certification re: FMEL no match. Additionally, LoanSafe Fraud Manager report reflects a different name and address than appraiser on subject loan. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 15.52 months reserves, loan qualified with 50.27 months reserves.; Primary borrower has 10.08 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
OBX2022INV400863	263_110_10750	10750	Credit		Fraud Alert not verified - Borrower 2	The Third Party Fraud Report reflects a fraud alert. The loan file does not contain evidence the lender addressed the alert. Red Flag 1 Appraiser on Freddie Mac Exclusionary List Red Flag 2 ___ Red Flag 3 ___ Red Flag 4 ___ The Processor Certification did not specifically address positive hit for appraiser company name. Provide searches and how lender cleared the alert.		(2022-02-25) Lender provided Processor Certification re: FMEL no match. Additionally, LoanSafe Fraud Manager report reflects a different name and address than appraiser on subject loan. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 15.52 months reserves, loan qualified with 50.27 months reserves.; Primary borrower has 10.08 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
OBX2022INV400863	263_110_16575	16575	Credit		HELOC Closure Letter Not Provided	The Borrower Authorization to Close Out Home Equity Line of Credit (HELOC) was not provided. HELOC closure letter is not signed		(2022-02-24) Executed HELOC Closure Letter was provided. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 15.52 months reserves, loan qualified with 50.27 months reserves.; Primary borrower has 10.08 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
OBX2022INV400863	263_110_15279	15279	Credit		Missing HMDA Data Tape	The HMDA Data required to complete the HMDA Data Review was not provided. Lender to provide HMDA Data. Additional conditions may apply		(2022-02-24) The HMDA data tape was provided. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 15.52 months reserves, loan qualified with 50.27 months reserves.; Primary borrower has 10.08 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
OBX2022INV400925	263_116_10278	10278	Credit		Incomplete Credit Report - Borrower	All pages of the most recent/ original credit report was not provided. Debts listed on 1003 do not match debts listed on the credit report in loan file (1003 reflects different/higher balances and additional revolving debt). Lender to provide credit report/credit report supplement used to calculate consumer debts.		(2022-04-20) Lender provided updated credit report pulled prior to closing. Condition cleared.	Primary borrower has 11.00 years in field. ; FICO is higher than guidelines. FICO is: 786 and the guideline is:784.; UW Guides require 11.81 months reserves, loan qualified with 92.85 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
OBX2022INV400925	263_116_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Income,. CoBorrower's paystubs reflect income as 100% commissions. However, AUS was ran with base income.		(2022-04-21) Updated TWN was provided and supports lender qualifying income. Condition cleared. (2022-04-20) Lender provided revised AUS with correct income classification. The AUS reflects an updated The Work Number was obtained. Please provide TWN reference# XXXXXXXXXXXX dated XX/XX/XXXX. Condition retained.	Primary borrower has 11.00 years in field. ; FICO is higher than guidelines. FICO is: 786 and the guideline is:784.; UW Guides require 11.81 months reserves, loan qualified with 92.85 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
OBX2022INV400925	263_116_15279	15279	Credit		Missing HMDA Data Tape	The HMDA Data required to complete the HMDA Data Review was not provided. Lender to provide HMDA Data. Additional conditions may apply		(2022-04-18) The HMDA data tape was provided. Condition cleared.	Primary borrower has 11.00 years in field. ; FICO is higher than guidelines. FICO is: 786 and the guideline is:784.; UW Guides require 11.81 months reserves, loan qualified with 92.85 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
OBX2022INV400918	263_114_11547	11547	Credit		Insufficient Reserves	Verified assets of $XXXXX.XX minus cash to close of $XXXXX.XX minus the unverified earnest money deposit of $0.00 equates to 18.69 months of reserves, or $XXXXX.XX, which is less than the required 18.95 months reserves, totaling $XXXXX.XX. Verified assets of $XX,XXX.XX less cash to close of $XX,XXX.XX equals $XX,XXX.XX, which is less than the required $XX,XXX.XX required per AUS.	(2022-04-06) TSP Statement, Terms of Withdrawal, and Revised DU Findings attached.	(2022-04-06) Retirement statement and terms of withdrawal were provided to document additional reserves. Condition cleared.	Primary borrower has 17.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
OBX2022INV400918	263_114_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Reserves,. Reserve requirement not met.		(2022-04-06) Lender provided revised AUS that reflects additional retirement funds for reserves. Condition cleared.	Primary borrower has 17.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
OBX2022INV400918	263_114_15279	15279	Credit		Missing HMDA Data Tape	The HMDA Data required to complete the HMDA Data Review was not provided. Lender to provide HMDA Data. Additional conditions may apply		(2022-04-05) HMDA data tape was provided. Condition cleared.	Primary borrower has 17.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
OBX2022INV400924	263_115_15279	15279	Credit		Missing HMDA Data Tape	The HMDA Data required to complete the HMDA Data Review was not provided. Lender to provide HMDA Data. Additional conditions may apply		(2022-04-14) HMDA data tape was provided. Condition cleared.	Primary borrower has 11.00 years in field. ; Borrower has 6.00 years self employed.; UW Guides require 24.01 months reserves, loan qualified with 120.61 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
OBX2022INV400924	263_115_1133	1133	Credit		Sales contract is not signed by all parties with ownership interest	The sales contract is not signed by the Borrower, CoBorrower and/or Seller. Please provide fully executed contract. Purchase Agreement not signed by Seller and LIsting Agent.		(2022-04-14) Fully executed contract was provided. Condition cleared.	Primary borrower has 11.00 years in field. ; Borrower has 6.00 years self employed.; UW Guides require 24.01 months reserves, loan qualified with 120.61 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes